CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB177,274 and RMB134,324 as of December 31, 2017 and 2018, respectively. Note 1)	$ 19,537	¥ 134,324		¥ 177,274
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB262,576 and RMB384,280 as of December 31, 2017 and 2018, respectively. Note 1)	72,515	498,579		318,414
Amounts due to related parties (including amount due to Founder of consolidated VIEs without recourse to the Company of RMB2,451 and RMB1,751 as of December 31, 2017 and 2018, respectively. Note 1)	227	1,564		2,467
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB67,604 and RMB63,684 as of December 31, 2017 and 2018, respectively. Note 1)	9,738	66,954		68,848
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB313,574 and RMB278,160 as of December 31, 2017 and 2018, respectively. Note 1)	51,300	352,714		343,936
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB12,051 and RMB54,033 as of December 31, 2017 and 2018, respectively. Note 1)	9,086	62,478		12,051
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of RMB124,324 and nil as of December 31, 2017 and 2018, respectively. Note 1)	167,488	1,151,560		¥ 124,324
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of nil and RMB12,216 as of December 31, 2017 and 2018, respectively. Note 1)	$ 2,071	¥ 14,240
Class A
Issuance of Common Stock
Ordinary shares par value | $ / shares	$ 0.001		$ 0.001
Ordinary shares authorized | shares	150,000,000	150,000,000		150,000,000
Ordinary shares issued | shares	19,068,224	19,068,224		19,068,224
Ordinary shares outstanding | shares	18,550,770	18,550,770		18,708,629
Treasury stock (in Shares) | shares	517,454	517,454		359,595
Class B
Issuance of Common Stock
Ordinary shares par value | $ / shares	$ 0.001		$ 0.001
Ordinary shares authorized | shares	150,000,000	150,000,000		150,000,000
Ordinary shares issued | shares	6,571,429	6,571,429		6,571,429
Ordinary shares outstanding | shares	6,571,429	6,571,429		6,571,429
VIEs
Current liabilities
Short-term borrowings and current portion of long-term borrowings (including short-term borrowings and current portion of long-term borrowings of consolidated VIEs without recourse to the Company of RMB177,274 and RMB134,324 as of December 31, 2017 and 2018, respectively. Note 1)		¥ 134,324		¥ 177,274
Accounts payable (including accounts payable of consolidated VIEs without recourse to the Company of RMB262,576 and RMB384,280 as of December 31, 2017 and 2018, respectively. Note 1)		384,280		262,576
Amounts due to related parties (including amount due to Founder of consolidated VIEs without recourse to the Company of RMB2,451 and RMB1,751 as of December 31, 2017 and 2018, respectively. Note 1)		1,561		2,451
Advances from customers (including advances from customers of consolidated VIEs without recourse to the Company of RMB67,604 and RMB63,684 as of December 31, 2017 and 2018, respectively. Note 1)		63,684		67,604
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of consolidated VIEs without recourse to the Company of RMB313,574 and RMB278,160 as of December 31, 2017 and 2018, respectively. Note 1)		278,160		313,574
Deferred revenue (including deferred revenue of consolidated VIEs without recourse to the Company of RMB12,051 and RMB54,033 as of December 31, 2017 and 2018, respectively. Note 1)		62,372		12,051
Non-current liabilities
Long-term borrowings, excluding current portion (including long-term borrowings, excluding current portion, of consolidated VIEs without recourse to the Company of RMB124,324 and nil as of December 31, 2017 and 2018, respectively. Note 1)		0		124,324
Long-term liabilities (including long-term liabilities of consolidated VIEs without recourse to the Company of nil and RMB12,216 as of December 31, 2017 and 2018, respectively. Note 1)		¥ 14,240		¥ 0